Note 2 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares
Noncontrolling Interest, Ownership Percentage by Parent			24.90%
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions		$ 17,000,000	$ 1,300,000
Duration Between Trade Date and Final Settlement		90 days
Deferred Clearing Rebates Recognized		$ 143,000	184,000
Deferred Clearing Rebates		679,000	821,000
Deferred Marketing Rebates Recognized		67,000	16,000
Deferred Marketing Rebates		316,000	384,000
Reimbursement Revenue		$ 11,884,000	$ 11,637,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount | $ / shares		$ 1,245,000	$ 1,328,000
Common Stock [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.1